Commitments and Contingent Liabilities - Additional Information (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Contingent Liabilities [Line Items]
Right to develop and distribute games period	5 years
Purchase obligations | ₩	₩ 3,310		₩ 868
Kookmin Bank
Disclosure Of Contingent Liabilities [Line Items]
Payment guarantees receivable | $		$ 912,000
Bottom of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	20.00%
Top of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	40.00%